Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2018
Movement on liabilities from financing activities [member]
Statement [Line Items]
Movements of Liabilities From Financing Activities

Movements on liabilities from financing activities

	(In millions of yen)
	Borrowings which are due less than one year	Borrowings which are due after one year	Total
Net liabilities as of January 1, 2017	21,925	—	21,925
Cash flows	(107)	(1)	(108)
Increase due to business combinations	405	91	496
Items such as foreign currency translation adjustments	1	3	4

Net liabilities as of December 31, 2017	22,224	93	22,317

Material non-cash transactions [member]
Statement [Line Items]
Movements of Liabilities From Financing Activities

Movements on liabilities from financing activities

(In millions of yen)
	Borrowings which are due less than one year	Borrowings which are due after one year	Corporate bond which are due after one year	Total
Net liabilities as of January 1, 2018	22,224	93	—	22,317
Cash flows	966	—	148,024	148,990
Transfer of liquidity	78	(78)	—	—
Increase due to business combinations	—	9	—	9
Decrease due to loss of control of subsidiaries	(79)	—	—	(79)
Increase due to recognition of interest expense of corporate bond at amortized cost	—	—	200	200
Recognition of stock acquisition rights through issuance of corporate bonds and deferred tax liabilities	—	—	(6,092)	(6,092)
Foreign currency translation adjustments	(189)	(18)	—	(207)

Net liabilities as of December 31, 2018	23,000	6	142,132	165,138

LINE BIZ Plus Ltd. (subsequently renamed to RABBIT LINE PAY COMPANY LIMITED) [member]
Statement [Line Items]
Assets, Liabilities and Other Items of Subsidiaries and Businesses Transferred in Connection with Deconsolidation

The assets, liabilities and other items of LINE BIZ Plus Ltd. transferred in connection with the deconsolidation are as follows:

(In millions of yen)

Cash and cash equivalents(1)	482
Other current assets	19
Non-current assets	28
Current liabilities	(71)
Non-current liabilities	(4)
Goodwill	150
Non-controlling interests	0
Exchange differences on translation of foreign operations	49

Total	653

(1)	This amount is included in “Cash disposed on loss of control of subsidiary and business transfer” in the Group’s Consolidated Statements of Cash Flows.

Bonsai Garage Corporation [member]
Statement [Line Items]
Assets, Liabilities and Other Items of Subsidiaries and Businesses Transferred in Connection with Deconsolidation

The assets and liabilities of the Bonsai Garage Corporation, gain on divesture of the subsidiary, and cash consideration received in connection with such sales are presented below:

(In millions of yen)

Cash and cash equivalents	3
Other current assets	10
Current liabilities	(34)
Gain on divestiture of business and subsidiary	21

Total consideration received in cash	0

Net decrease in cash and cash equivalents due to the divestiture of Bonsai Garage Corporation(1)	(3)

(1)	This amount is included in “Cash disposed on loss of control of subsidiary and business transfer” in the Group’s Consolidated Statements of Cash Flows.

LINE Mobile Corporation [member]
Statement [Line Items]
Assets, Liabilities and Other Items of Subsidiaries and Businesses Transferred in Connection with Deconsolidation

The assets, liabilities and gain on loss of control of LINE Mobile Corporation after deconsolidation are presented below;

(In millions of yen)
Current assets	2,646
Cash and cash equivalents(1)	1,113
Trade and other receivables	1,277
Inventories	48
Other non-current assets	208
Non-current assets	270
Current liabilities	(4,083)
Non-current liabilities	(1)

Total	(1,168)

Fair value of investment owned by the Group	8,326

Gain on loss of control of subsidiaries(2)	9,494

(1)	This amount is included in “Cash disposed on loss of control of subsidiary and business transfer” in the Group’s Consolidated Statements of Cash Flows.
(2)	This amount is included in “Other operating income” in the Group’s Consolidated Statements of Profit or Loss for the year ended December 31, 2018.

LINE Games Corporation [member]
Statement [Line Items]
Assets, Liabilities and Other Items of Subsidiaries and Businesses Transferred in Connection with Deconsolidation

The assets, liabilities and gain on loss of control of LINE Games Corporation after deconsolidation are presented as below;

(In millions of yen)
Current assets	2,969
Cash and cash equivalents(1)	930
Trade and other receivables	758
Other current assets	1,281
Non-current assets	4,570
Current liabilities	(1,276)
Non-current liabilities	(265)
Other comprehensive income	(180)
Non-controlling interests	(1,974)

Total	3,844

Fair value of investment owned by the Group	19,144

Gain on loss of control of subsidiaries(2)	15,300

(1)	This amount is included in “Cash disposed on loss of control of subsidiary and business transfer” in the Group’s Consolidated Statements of Cash Flows.
(2)	This amount is included in “Other operating income” in the Group’s Consolidated Statements of Profit or Loss.

Camera Application Business (was operated by a wholly owned subsidiary, LINE Plus Corporation) [Member]
Statement [Line Items]
Assets, Liabilities and Other Items of Subsidiaries and Businesses Transferred in Connection with Deconsolidation

All the variances between the assets and liabilities of the camera application business transferred to Snow Corporation and the consideration of transfer were recognized as gain on transfer as presented below.

(In millions of yen)
Current assets	603
Cash and cash equivalents	581
Other current assets	22
Non-current assets	71
Current liabilities	(133)
Non-current liabilities	(334)

Total	207

Consideration received in exchange for the transfer of camera application business(1)	10,651

Gain on transfer(2)	10,444

(1)	This amount is solely for the newly issued common shares of Snow Corporation. This transaction is considered as a non-cash transaction.
(2)	This amount is included in “Other operating income” in the Group’s Consolidated Statements of Profit or Loss.